Related Party balance And transactions (Details) - Schedule of relationship with the group	6 Months Ended
Jun. 30, 2021
Ochem [Member]
Related Party balance And transactions (Details) - Schedule of relationship with the group [Line Items]
Relationship	Controlled by CEO
Ochemate [Member]
Related Party balance And transactions (Details) - Schedule of relationship with the group [Line Items]
Relationship	Controlled by CEO